N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09277

Viking Mutual Funds

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: September 28, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

VIKING TAX-FREE FUND FOR MONTANA
Schedule of Investments September 28, 2012 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (95.4%)

Education (14.6%)
Gallatin Cnty MT Sch Dist #44 Belgrade GO 3.500% 06/15/28	$575,000	$638,026
Manhattan MT Sch Dist #3 Sch Bldg 3.000% 07/01/28	160,000	171,067
Manhattan MT Sch Dist #3 Sch Bldg 3.000% 07/01/32	200,000	209,216
*MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 5.000% 11/15/21	750,000	799,267
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 5.000% 11/15/18	260,000	285,199
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 4.500% 11/15/25	770,000	841,163
MT St Brd of Rgts Hgr Ed Rev Facs Impt - MT St Univ 5.000% 11/15/23	500,000	615,665
MT St Brd of Rgts Hgr Ed Rev Facs Impt - MT St Univ 5.000% 11/15/24	750,000	927,090
MT St Brd of Regt Higher Ed Rev Facs Impt - MT St Univ 5.000% 11/15/25	500,000	613,870
MT St Brd Regt Higher Ed Univ of Mont Ref Rev 4.000% 05/15/25	2,250,000	2,542,545
MT St Brd Regt Higher Ed Univ of Mont Ref Rev 4.000% 05/15/26	1,145,000	1,284,484
*Univ of MT Univ Revs Facs Acq & Imp Ser C 5.000% 11/15/17	140,000	157,424
Univ of MT Univ Revs Higher Ed Facs Impt Ser D 5.375% 05/15/19	370,000	432,164
Univ of PR 5.000% 06/01/17	1,000,000	1,065,650
		10,582,830
General Obligation (14.7%)
Billings MT G.O. 4.000% 07/01/24	290,000	326,430
Billings MT G.O. 4.000% 07/01/25	665,000	742,832
Billings MT G.O. 4.000% 07/01/26	300,000	333,366
Billings MT G.O. 3.000% 07/01/30	500,000	503,230
Butte Silver Bow City & Cnty GO 3.250% 07/01/22	765,000	804,795
Flathead Cnty MT High Sch Dist #44 (Whitefish) G.O. 3.000% 07/01/26	665,000	716,138
Flathead Cnty MT High Sch Dist #44 (Whitefish) G.O. 3.000% 07/01/27	765,000	818,252
Flathead Cnty MT High Sch Dist #44 (Whitefish) G.O. 3.000% 07/01/29	1,400,000	1,484,504
Sch Dist No 54 (Marion) Flathead Cnty Gen Oblig Sch Bldg 3.000% 07/01/26	125,000	134,270
Sch Dist No 54 (Marion) Flathead Cnty Gen Oblig Sch Bldg 3.000% 07/01/32	185,000	193,525
Gallatin Cnty MT High Sch Dist No 7 (Bozeman) Sch Bldg GO 4.250% 06/01/23	95,000	103,487
Glacier Cnty Sch Dist No 15 (Cut Bk) MT GO 2.625% 07/01/26	395,000	415,595
Glacier Cnty Sch Dist No 15 (Cut Bk) MT GO 3.000% 07/01/29	125,000	132,657
Glacier Cnty Sch Dist No 15 (Cut Bk) MT GO 3.125% 07/01/30	150,000	160,141
MT St Drinking Wtr Revolving Fd 4.200% 07/15/20	150,000	150,246
PR Comwlth Pub Impt Ser A 5.000% 07/01/21	755,000	811,512
PR Comwlth Pub Impt Ref 6.000% 07/01/27	600,000	655,872
PR Comwlth Pub Impt Ref - Ser A 5.375% 07/01/25	750,000	850,222
PR Comwlth Pub Impt Ref - Ser A 5.250% 07/01/24	750,000	833,835
Ravalli Cnty MT GO 4.250% 07/01/27	150,000	166,689
Ravalli Cnty MT GO 4.350% 07/01/28	155,000	171,830
Ravalli Cnty MT GO 4.400% 07/01/29	165,000	182,587
		10,692,015
Health Care (23.3%)
MT Fac Fin Auth Health Care Facs Rev Ref-Dev Ctr Proj 4.500% 06/01/16	250,000	255,890
MT Fac Fin Auth Health Care Facs Rev Ref-Dev Ctr Proj 4.750% 06/01/19	170,000	173,657
MT Fac Fin Auth Health Care Facs Rev Childrens Home 4.550% 01/01/17	250,000	267,447
MT Fac Fin Auth Health Master Ln Pg NE MT-B 4.500% 05/01/27	250,000	264,850
MT Fac Fin Auth Health Care Facs Rev (St Luke Health) 4.500% 01/01/17	120,000	133,748
MT Fac Fin Auth Health Care Facs Rev (St Luke Health) 5.000% 01/01/22	600,000	652,836
MT Fac Fin Auth Glendive Med Ctr 4.500% 07/01/23	250,000	273,022
MT Fac Fin Auth Health Care Care Rev Kalispell Regl Med Ctr 4.500% 07/01/23	1,025,000	1,138,570
*MT Fac Fin Auth Health Care Facs Rev Kalispell Regl Med Ctr 4.650% 07/01/24	1,365,000	1,522,999
MT Fac Fin Auth Health Care Facs Rev Kalispell Regl Med Ctr 4.750% 07/01/25	380,000	425,266
MT Fac Fin Auth Health Care Facs Rev Master Ln PG-Comnty Med Ctr 5.250% 06/01/30	535,000	612,987
MT Fac Fin Auth Health Care Facs Rev Master Ln PG-Comnty Med Ctr 5.125% 06/01/26	1,000,000	1,140,460
MT Fac Fin Auth Rev Prov Health & Svce 5.000% 10/01/19	175,000	196,546
*MT Fac Fin Auth Rev Prov Health & Svce 5.000% 10/01/22	1,500,000	1,662,060
MT Fac Fin Auth Rev Prov Health & Svce 4.800% 12/01/20	105,000	105,878
MT Fac Fin Auth Rev Sr Living St Johns Lutheran 6.125% 05/15/36	300,000	306,057
MT Fac Fin Auth Rev Benefis Health Sys 4.750% 01/01/24	150,000	159,544
MT Fac Fin Auth Rev Benefis Health Sys 4.750% 01/01/25	275,000	292,303
MT Fac Fin Auth Sisters of Charity Leavenworth 4.750% 01/01/40	750,000	807,975
MT Fac Fin Auth Sisters of Charity Leavenworth 4.000% 01/01/19	75,000	83,735
MT Fac Fin Auth Sisters of Charity of Leavenworth 4.500% 01/01/24	1,000,000	1,107,410
MT Fac Fin Auth Health Care Hosp-Benefis Health Sys 5.500% 01/01/25	575,000	668,104
MT Fac Fin Auth Health Care Hosp-Benefis Health Sys 5.750% 01/01/31	615,000	717,391
MT St Health Fac Auth Health Care Rev (St Hosp) 5.000% 06/01/22	600,000	600,990
MT St Health Fac Auth Health Care Rev (Big Horn Hosp - Hardin) 5.100% 02/01/18	300,000	300,693
*MT St Health Fac Auth Health Care Rev (Marcus Daly Mem) 6.000% 08/01/20	1,400,000	1,403,066
Yellowstone Cnty MT Health Care Lease Rev 5.000% 09/01/29	1,250,000	1,374,725
Yellowstone Cnty MT Health Care Lease Rev 5.250% 09/01/34	245,000	271,075
		16,919,284
Housing (6.2%)
MT Brd Hsg AMT Single Family Mtg Ser B 4.750% 12/01/27	70,000	70,851
MT Brd Hsg Single Family Program 5.050% 12/01/24	115,000	122,651
MT Brd Hsg Single Family Program 5.300% 12/01/29	510,000	541,003
MT Brd of Hsg Single Family Homeownership-A 4.700% 12/01/26	1,155,000	1,228,839
MT St Brd Hsg Single Family Homeownership-A 4.850% 06/01/28	350,000	377,475
MT Brd of Hsg AMT-Single Familiy Homeownership 3.850% 06/01/19	840,000	872,416
MT St Brd of Hsg Single Family Homeownership 2.650% 06/01/19	250,000	252,860
MT St Brd of Hsg Single Family Homeownership 2.900% 06/01/20	250,000	251,860
MT St Brd of Hsg Single Family Homeownership 3.100% 06/01/21	650,000	655,798
MT Brd Hsg Single Family Mtg Ser C2 4.850% 12/01/26	110,000	111,729
		4,485,482
Other Revenue (13.7%)
Anaconda-Deer Lodge Cnty MT (Mill Creek Project) 4.125% 07/01/29	280,000	290,872
Billings MT Spl Impt Dist No 1385 7.000% 07/01/17	255,000	268,813
Billings MT Spl Impt Dist No 1369 & 1391 5.500% 07/01/26	300,000	325,722
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.550% 07/01/20	65,000	67,603
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.700% 07/01/21	70,000	72,888
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.800% 07/01/22	70,000	72,790
Billings MT Spl Impt Dist Ref No 1360 4.000% 07/01/17	390,000	411,204
Billings MT Spl Impt Dist Ref No 1360 4.000% 07/01/18	405,000	429,021
Bozeman MT Tax Increment Urban Renewal Rev Downtown Impt Dist 4.950% 07/01/28	200,000	213,018
Butte Silver Bow MT City & Cnty Tax Increment 5.000% 07/01/21	600,000	644,076
Gallatin Cnty MT Rural Impt Dist No 396 5.500% 07/01/25	600,000	640,128
Gallatin Cnty MT Rural Impt Dist No 396 6.000% 07/01/30	1,000,000	1,075,579
Great Falls MT Tax Increment Urban Renewal West BK Urban Renewal Dist-A 5.550% 07/01/29	275,000	317,075
Helena MT Ctfs Partn 4.625% 01/01/24	270,000	305,033
Helena MT Ctfs Partn 5.000% 01/01/29	175,000	196,681
Missoula MT Tax Increment Urban Renewal 5.125% 07/01/26	125,000	136,641
MT Fac Fin Auth Health Care Facs Rev (Cmnty Counsel & Correctl Svcs) 4.500% 10/01/22	470,000	512,178
MT Fac Fin Auth Boyd Andrew Cmnty Svcs Proj 4.375% 10/01/20	285,000	309,436
MT Fac Fin Auth Health Care Facs Rev (Boyd Andrew Proj) 4.500% 10/01/22	215,000	234,294
MT St Health Fac Auth Health Care Rev (Lewis & Clark Office Proj) 5.100% 02/01/18	150,000	150,347
MT Health Facs Auth (Alternatives Inc) Prerelease Ctr. Rev 5.600% 10/01/17	655,000	655,066
MT Health Facs Auth (Boyd Andrew Prj) Pre Release Ctr 6.300% 10/01/20	795,000	795,080
PR Sales Tax Fin Corp Sales Tax Rev First Sub-Ser A 5.000% 08/01/24	800,000	888,392
PR Sales Tax Fing Corp Sales Tax Rev 5.000% 08/01/26	750,000	834,105
Whitefish MT Tax Increment Urban Renewal Rev Emergency Svcs PJ Ref 4.625% 07/15/20	100,000	107,604
		9,953,646
Transportation (14.8%)
Billings MT Arpt Rev 4.500% 07/01/18	800,000	881,928
Billings MT Arpt Rev 4.750% 07/01/19	350,000	388,724
Billings MT Arpt Rev 5.000% 07/01/20	235,000	262,568
Madison Cnty MT Rural Impt Dist 5.500% 07/01/25	770,000	832,255
Madison Cnty MT Rural Impt Dist 6.000% 07/01/30	1,000,000	1,077,370
Missoula MT Spl Assmt Pooled Spl Sidewalk Curb 4.750% 07/01/27	200,000	214,642
Missoula MT Spl Assmt Sidewalk Curb 6.000% 07/01/30	200,000	224,768
Missoula MT Spl Impt Dists #540 4.600% 07/01/24	100,000	103,675
Missoula MT Spl Impt Dists #540 4.600% 07/01/25	105,000	108,756
Missoula MT Spl Impt Dists NO 541 5.400% 07/01/29	370,000	422,529
Missoula MT Spl Impt Dists No 548 4.000% 07/01/19	190,000	208,326
Missoula MT Spl Impt Dists No 548 4.625% 07/01/23	240,000	264,170
Missoula MT Spl Impt Dists No 548 5.250% 07/01/27	240,000	270,336
Missoula MT Spl Impt Dists No 548 5.500% 07/01/31	235,000	264,037
MT St Dept Transn Rev Grant Antic Hwy 93 5.000% 06/01/22	350,000	404,877
MT St Dept of Transportation Rev Ref 5.000% 06/01/20	1,575,000	1,956,560
PR Comwlth Hwy & Transn Auth Hwy Rev 5.500% 07/01/20	165,000	214,816
PR Comwlth Hwy & Transn Auth Hwy Rev 4.950% 07/01/26	295,000	321,252
PR Comwlth Hwy & Transn Auth Hwy Rev 5.500% 07/01/20	105,000	119,518
PR Comwlth Hwy & Transn Auth Hwy Rev 6.250% 07/01/21	500,000	602,315
PR Comwlth Hwy & Transn Auth Transn Rev 5.500% 07/01/29	370,000	416,553
PR Comwlth Hwy & Transn Auth Transn Rev 5.000% 07/01/26	300,000	308,613
PR Comwlth Hwy & Transn Auth Transn Rev 5.500% 07/01/23	750,000	861,615
		10,730,203
Utilities (8.1%)
Dillon MT Wtr & Swr Sys Rev 4.000% 08/01/41	675,000	720,651
*Forsyth MT Pollution Ctl Rev Ref Northwestern Corp Colstrip 4.650% 08/01/23	1,800,000	1,975,644
Livingston MT Swr Sys Rev 3.000% 07/01/25	385,000	400,939
Livingston MT Swr Sys Rev 3.100% 07/01/26	100,000	104,502
PR Elec Pwr Auth Pwr Rev 5.000% 07/01/28	1,000,000	1,049,800
PR Elec Pwr Auth Pwr Rev 5.000% 07/01/22	725,000	823,390
PR Elec Pwr Auth Pwr Rev 5.000% 07/01/25	750,000	789,330
		5,864,256

TOTAL MUNICIPAL BONDS (COST: $64,689,835)		$69,227,716

SHORT-TERM SECURITIES (3.5%)	Shares
^Wells Fargo Advantage Tax-Free Money Market 0.010% (COST: $2,513,361)	2,513,361	$2,513,361

TOTAL INVESTMENTS IN SECURITIES (COST: $67,203,196) (98.9%)		$71,741,077
OTHER ASSETS LESS LIABILITIES (1.1%)		829,883

NET ASSETS (100.0%)		$72,570,960

^Variable rate security; rate shown represents rate as of September 28, 2012.
*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

VIKING TAX-FREE FUND FOR NORTH DAKOTA
Schedule of Investments September 28, 2012 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (99.8%)

Education (14.2%)
Barnes Cnty ND North Public Sch Dist Bldg Auth Lease Rev 4.000% 05/01/22	$250,000	$260,165
Fargo ND Sch Dist Bldg Auth Lease Rev Ref 4.000% 05/01/20	250,000	274,183
Fargo ND Univ Facs Revenue Ref-NDSU Dev Fndtn Proj 3.000% 12/01/21	420,000	446,124
ND St Brd Higher Ed Rev Hsg & Aux - BSC 3.000% 05/01/20	205,000	218,987
ND St Brd Higher Ed Rev Hsg & Aux - BSC 3.000% 05/01/24	175,000	179,387
*ND St Brd Hghr Ed Student Svcs Facs Rev MSU 5.000% 08/01/18	175,000	182,723
*ND St Brd Hghr Ed Student Svcs Facs Rev MSU 5.500% 08/01/23	125,000	129,480
ND St Brd Higher Ed Rev Hsg & Aux - BSC 4.750% 05/01/19	100,000	102,397
ND St Brd Higher Ed Rev Hsg & Aux - BSC 5.350% 05/01/30	500,000	507,825
ND St Brd Higher Ed (ND St Univ Hsg & Aux Facs) 5.000% 04/01/27	250,000	278,008
ND St Brd Higher Ed 5.000% 04/01/25	160,000	182,182
St John ND Public Dist Bldg Auth Lease Revenue 3.000% 05/01/20	155,000	158,323
#Univ of ND Revenues 5.000% 04/01/24	250,000	300,007
Univ of PR 5.000% 06/01/17	450,000	479,543
		3,699,334
General Obligation (16.7%)
Fargo ND Ref & Impt-Ser C 4.000% 05/01/32	250,000	273,722
Fargo ND Ref & Impt-Ser A 4.000% 05/01/23	1,000,000	1,139,620
Fargo ND Pub Sch Dist No 1 Ltd Tax 4.500% 05/01/21	250,000	269,425
Fargo ND Pub Sch Dist No 1 Ltd Tax 5.000% 05/01/23	200,000	223,366
Grand Forks ND Ref Impt 5.000% 12/01/24	100,000	100,501
Grand Forks ND Pub Bldg 4.625% 12/01/26	450,000	495,621
*Minot ND (Hwy Bonds) GO 5.000% 10/01/23	555,000	555,139
Minot ND Wtr & Swr Util Resv Rev 5.250% 10/01/22	200,000	226,132
Minot ND Wtr & Swr Util Resv Rev 5.375% 10/01/23	250,000	286,290
West Fargo Ref & Improvement GO 2.750% 05/01/25	200,000	202,446
*West Fargo ND Pub Sch Dist No 6 4.000% 05/01/23	500,000	567,295
		4,339,557
Health Care (19.2%)
Burleigh Cnty ND Health Care Rev Ref St Alexius Med Ctr-Ser A 5.000% 07/01/22	300,000	347,838
Burleigh Cnty ND Health Care Rev Ref St Alexius Med Ctr-Ser A 4.500% 07/01/32	250,000	265,288
Burleigh Cnty ND Mun Indl Dev Act Rev Ref MO Slope Luth Care Ctr 5.050% 11/01/18	125,000	126,673
Fargo ND Health Sys 5.500% 11/01/20	500,000	593,500
Fargo ND Health Sys 6.000% 11/01/28	500,000	607,225
Grand Forks ND Hlth Care Sys Revenue Altru Hlth Sys 5.000% 12/01/22	500,000	570,575
Grand Forks ND Hlth Sys Revenue Altru Hlth Sys 4.000% 12/1/27	500,000	521,970
Grand Forks ND Nursing Fac 7.250% 11/01/29	300,000	332,058
Langdon ND Health Care Facs Rev Cavalier Cnty Mem Hosp PJ 6.200% 01/01/25	155,000	166,723
Ward Cnty ND Health Care Fac Rev Trinity Obligated Group 5.250% 07/01/15	385,000	416,624
Ward Cnty ND Health Care Fac Rev Trinity Obligated Group 5.125% 07/01/25	500,000	522,735
Ward Cnty ND Health Care Fac Rev Trinity Obligated Group 5.125% 07/01/29	500,000	514,005
		4,985,214
Housing (11.9%)
ND St Hsg Fin Agy 4.450% 01/01/25	1,030,000	1,119,002
ND Pub Fin Auth McVille & Drayton Obl Grp 4.500% 06/01/26	400,000	450,160
ND St Hsg Fin Agy 5.400% 07/01/23	475,000	478,296
ND Hsg Fin Agy Mtg Rev Hsg Fin Pg 5.650% 07/01/28	15,000	15,113
ND (HFA) Hsg Fin Rev 5.200% 07/01/22	505,000	520,443
ND Hsg Fin Agy 5.150% 07/01/23	205,000	215,383
#ND St Hsg Fin Agy 2.900% 07/01/20	300,000	301,575
		3,099,972
Other Revenue (20.7%)
Fargo ND Bldg Auth Lease Rev 5.000% 05/01/20	50,000	50,030
Grand Forks Cnty ND Bldg Auth Lease Rev 5.000% 12/01/20	200,000	213,186
Grand Forks ND Mosquito Ctl Rev 4.750% 09/01/24	100,000	108,033
ND Pub Fin Auth AMT Indl Dev Prog 5.000% 06/01/20	150,000	162,321
ND Pub Fin Auth AMT Indl Dev Prog 5.000% 06/01/31	240,000	251,143
ND Pub Fin Auth St Revolving Fund 5.500% 10/01/27	250,000	297,582
ND Pub Fin Auth Indl Dev Prog 6.000% 06/01/34	200,000	232,660
ND Pub Fin Auth St Revolving FD Prog Ser A 5.000% 10/01/24	240,000	293,750
ND Pub Fin Auth St Revolving FD Prog Ser A 5.000% 10/01/23	165,000	203,466
*ND Bldg Auth Lease Rev 5.000% 12/01/22	1,020,000	1,076,518
PR Comwlth Infrastructure Fing Auth Spl Tax Rev Ser A 5.500% 07/01/28	135,000	155,743
PR Pub Bldgs Auth Govt Fac Rev Gtd 5.500% 07/01/23	200,000	215,562
PR Sales Tax Fin Corp Sales Tax Rev First Sub-Ser A 5.000% 08/01/24	400,000	444,196
PR Sales Tax Fing Corp Sales Tax Rev 5.000% 08/01/26	150,000	166,821
Williams Cnty ND Sales Tax Rev 5.000% 11/01/21	100,000	103,130
Williams Cnty ND Sales Tax Rev 5.000% 11/01/31	75,000	76,238
Williams Cnty ND Sales Tax Rev 5.000% 11/01/31	250,000	254,127
Williston ND Parks & Rec Dist Sales Tax & Gross Revenue 4.000% 03/01/23	1,000,000	1,064,010
		5,368,516
Transportation (4.9%)
Grand Forks ND Regl Arpt Auth Arpt Rev Ser A 4.600% 06/01/24	350,000	397,359
Grand Forks ND Regl Arpt Auth Arpt Rev Ser A 5.000% 06/01/29	500,000	570,105
PR Comwlth Hwy & Transn Auth Hwy Rev 4.950% 07/01/26	290,000	315,807
		1,283,271
Utilities (12.2%)
Bismarck ND Wtr Revenue 2.500% 04/01/21	500,000	517,295
*Mclean Cnty ND Solid Waste Facs Rev Great River Energy Proj 4.875% 07/01/26	950,000	1,057,607
ND St Wtr Commn Rev Wtr Dev & Mgmt Prog 5.000% 08/01/25	500,000	540,085
PR Elec Pwr Auth Pwr Rev 5.000% 07/01/23	600,000	637,224
PR Elec Pwr Auth Pwr Rev 5.000% 07/01/26	250,000	264,063
South Central Regl Wtr Dist Util Sys Rev Ref - Northern Burleigh Cnty ND 5.000% 10/01/23	150,000	157,570
		3,173,844

TOTAL MUNICPAL BONDS (COST: $24,418,798)		$25,949,708

SHORT-TERM SECURITIES (0.9%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market Fund 0.010% (Cost: $226,860)	226,860	$226,860

TOTAL INVESTMENTS IN SECURITIES (COST: $24,645,658) (100.7%)		$26,176,568
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.7%)		(170,842)

NET ASSETS (100.0%)		$26,005,726

^Variable rate security; rate shown represents rate as of September 28, 2012.
*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#When-issued purchase as of September 28, 2012.

NOTE: INVESTMENT IN SECURITIES (unaudited)
At September 28, 2012, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	Viking Tax-Free Fund for Montana	Viking Tax-Free Fund for North Dakota
Investments at cost	$67,203,196	$24,645,658
Unrealized appreciation	$4,537,977	$1,535,862
Unrealized depreciation	($96)	($4,952)
Net unrealized appreciation (depreciation)*	$4,537,881	$1,530,910

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds' investments as of September 28, 2012:

Viking Tax-Free Fund for Montana

	Level 1	Level 2	Level 3	Total
Short Term Securities	$2,513,361	$0	$0	$2,513,361
Municipal Bonds	0	69,227,716	0	69,227,716
Total	$2,513,361	$69,227,716	$0	$71,741,077

Viking Tax-Free Fund for North Dakota

	Level 1	Level 2	Level 3	Total
Short Term Securities	$226,860	$0	$0	$226,860
Municipal Bonds	0	25,949,708	0	25,949,708
Total	$226,860	$25,949,708	$0	$26,176,568

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"). The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Viking Mutual Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

November 26, 2012

By: /s/ Adam Forthun
Adam Forthun
Treasurer

November 26, 2012